BANK BORROWING - Additional information (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jul. 31, 2023 CNY (¥)	Jul. 31, 2023 USD ($)
Bank of Communications | Credit facility agreement
BANK BORROWING
Principal amount					$ 1,449,846
Fixed interest rate				3.65%	3.65%
Interest expense arising from the bank borrowing	$ 73,406	$ 0	$ 88,518
Bank of Communications | Loan agreement
BANK BORROWING
Principal amount						¥ 6,000,000	$ 847,350
Fixed interest rate						3.55%	3.55%
Bank of Beijing | Loan agreement
BANK BORROWING
Principal amount | ¥				¥ 10,000,000